Branch Sales and Consolidations (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010 Office	Dec. 31, 2012 Office	Dec. 31, 2011 Branches
Branch Sales And Consolidations (Textual) [Abstract]
Number of owned branch offices	4	3
Number of leased branch offices	1	1
Amount for the transfer of owned to real estate owned branch offices	$ 1,300,000	$ 1,400,000
Loss incurred for transfer of owned to real estate owned branch offices	$ 130,000	$ 236,000
Number of branch sales or consolidations			0